Financial Assets - Summary of Loans (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Loans	[1]	¥ 450,251	¥ 383,504
Policy loans [member]
Disclosure of financial assets [line items]
Loans	[2]	142,165	107,957
Other loans [member]
Disclosure of financial assets [line items]
Loans		¥ 308,086	¥ 275,547

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[2]	As at 31 December 2018, maturities of policy loans were within 6 months (as at 31 December 2017: same).